Share-Based Compensation - Weighted Average Assumptions (Details) - year	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Share-based payment arrangements [Abstract]
Risk-free annual interest rate	0.88%	1.81%
Expected annual dividend yield	0.00%	0.00%
Expected stock price volatility	89.60%	81.37%
Expected life of options (years)	2.37	2.96
Forfeiture rate	12.54%	4.17%